LEASES (Details 4) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Gross	$ 27	$ 147
Interest	0	12
Present Value	27	135
Less than one year [member]
Statement [Line Items]
Gross	27	121
Interest	0	12
Present Value	27	109
Between one and five years [member]
Statement [Line Items]
Gross	0	26
Interest	0	0
Present Value	0	26
More than five years [member]
Statement [Line Items]
Gross	0	0
Interest	0	0
Present Value	$ 0	$ 0